ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE [Abstract]
Accounts Payable

Accounts payable consisted of the following:

	As of December 31,
	2012	2013

Game license fees payable	$27,172,547	$26,280,480
Fees payable to content and channel providers	9,048,431	6,589,293
Royalty fees payable	4,938,395	5,448,409
Others	1,452,951	1,196,197
	$42,612,324	$39,514,379